Supplemental Disclosures of Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities are as follows:

	Six months ended June 30,
	2013	2012
	(millions)
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$26	$21
Cash payments for interest	59	57
Acquisitions:
Fair value of assets acquired	$46	$—
Less: Liabilities assumed	(30)	—
Net assets acquired, net of cash acquired	$16	$—

25.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities are as follows:

	Years Ended December 31,
	2012	2011	2010
	(millions)
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$63	$15	$99
Cash payments for interest	118	128	163
Supplemental disclosures of non-cash flow investing and financing activities:
Write-off of unamortized debt issuance costs	$—	$(23)	$—
Assets acquired under capital leases	2	—	23
Deferred payments on acquisitions of subsidiaries	4	6	—
Deferred payments on acquisitions of noncontrolling interests	—	—	13
Acquisitions:
Fair value of assets acquired	$23	$6	$12
Less:
Liabilities assumed	(3)	(3)	(18)
Cash acquired	—	(3)	—
Net assets (liabilities assumed) acquired, net of cash acquired	$20	$—	$(6)